N-2 - USD ($)		Aug. 14, 2024	Aug. 06, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Cover [Abstract]
Entity Central Index Key		0001515324
Amendment Flag		false
Entity Inv Company Type		N-2
Securities Act File Number		333-279977
Investment Company Act File Number		811-22535
Document Type		N-2/A
Document Registration Statement		true
Pre-Effective Amendment		true
Pre-Effective Amendment Number		1
Post-Effective Amendment		false
Investment Company Act Registration		true
Investment Company Registration Amendment		true
Investment Company Registration Amendment Number		6
Entity Registrant Name		Ares Dynamic Credit Allocation Fund, Inc.
Entity Address, Address Line One		2000 Avenue of the Stars
Entity Address, Address Line Two		12Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90067
City Area Code		310
Local Phone Number		201-4100
Approximate Date of Commencement of Proposed Sale to Public		As soon as practicable after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only		false
Delayed or Continuous Offering		true
Primary Shelf [Flag]		true
Effective Upon Filing, 462(e)		false
Additional Securities Effective, 413(b)		false
Effective when Declared, Section 8(c)		false
New Effective Date for Previous Filing		false
Additional Securities. 462(b)		false
No Substantive Changes, 462(c)		false
Exhibits Only, 462(d)		false
Registered Closed-End Fund [Flag]		true
Business Development Company [Flag]		false
Interval Fund [Flag]		false
Primary Shelf Qualified [Flag]		true
Entity Well-known Seasoned Issuer		No
Entity Emerging Growth Company		false
New CEF or BDC Registrant [Flag]		false
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses
Sales load paid by you (as a percentage of offering price)(1)	None
Offering expenses borne by the Fund (as a percentage of offering price)(2)	None
Dividend reinvestment plan fees(3)	None

(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of common shares on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that shareholders may have paid in connection with their purchase of common shares.
(2)	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
(3)	The plan administrator's service fee, if any, and expenses for administering the plan will be paid for by the Fund. There will be no brokerage charges to shareholders with respect to common shares issued directly by the Fund as a result of dividends or distributions payable either in common shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to the plan administrator's open-market purchases in connection with the reinvestment of dividends and distributions.

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[2]	$ 0
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[3]	0.00%
Annual Expenses [Table Text Block]
Annual Expenses (as a percentage of net assets attributable to common shares)
Advisory Fees(4)	1.74%
Interest payments on borrowed funds(5)	2.42%
Other Expenses(6)	0.80%
Total Annual Fund Operating Expenses	4.96%

(4)	The Fund currently pays the Adviser a management fee at an annual rate of 1.00% of the average daily value of the Fund's Managed Assets. Common shareholders bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common shares than if the Fund did not use leverage. The advisory fee shown in the table assumes an amount of leverage of 36% of the Fund’s Managed Assets. Based on the same assumptions, leverage would equal 55% of the Fund’s net assets.
(5)	“Interest payments on borrowed funds” represents our actual interest and credit facility expenses incurred for fiscal year ended 2023. We had outstanding borrowings of approximately $163 million (with a carrying value of approximately $163 million) as of December 31, 2023. This item is based on the assumption that the Fund’s borrowings and interest costs after an offering will remain similar (at leverage of 36% of the Fund’s Managed Assets and 55% of the Fund’s net assets) to those prior to such offering. The amount of leverage that the Fund may employ at any particular time will depend on, among other things, the Adviser’s and the Board’s assessment of market and other factors at the time of any proposed borrowing. See “Credit Facility.”
(6)	“Other Expenses” includes our overhead expenses, including payments based on our allocable portion of overhead and other expenses incurred by Ares Operations LLC in performing its obligations under the administration agreement with us, and income taxes. “Other Expenses” are based on estimated amounts for the current fiscal year.

Management Fees [Percent]	[4]	1.74%
Interest Expenses on Borrowings [Percent]	[5]	2.42%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[6]	0.80%
Total Annual Expenses [Percent]		4.96%
Expense Example [Table Text Block]

The following example illustrates the expenses that you would pay on a $1,000 investment in common shares, assuming (i) total annual expenses of 4.96% of net assets attributable to common shares in 2023 and thereafter, and (ii) a 5% annual return:

	One Year	Three Years	Five Years	Ten Years
Total expenses incurred	$51	$152	$254	$506

The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the Estimated Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV. Actual expenses may be greater or less than those assumed. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Expense Example, Year 01		$ 51
Expense Example, Years 1 to 3		152
Expense Example, Years 1 to 5		254
Expense Example, Years 1 to 10		$ 506
Purpose of Fee Table , Note [Text Block]

The following table is intended to assist you in understanding the costs and expenses that an investor in our common shares will bear, directly or indirectly, based on the assumptions set forth below. We caution you that some of the percentages indicated in the table below are estimates and may vary. The table reflects the use of leverage in the form of borrowings in an amount equal to 36% of the Fund’s Managed Assets (after the leverage is incurred), and shows Fund expenses as a percentage of net assets attributable to common shares. The extent of the Fund’s assets attributable to leverage following an offering, and the Fund’s associated expenses, are likely to vary (perhaps significantly) from these assumptions.

Basis of Transaction Fees, Note [Text Block]		as a percentage of offering price
Other Expenses, Note [Text Block]		“Other Expenses” includes our overhead expenses, including payments based on our allocable portion of overhead and other expenses incurred by Ares Operations LLC in performing its obligations under the administration agreement with us, and income taxes. “Other Expenses” are based on estimated amounts for the current fiscal year.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

THE FUND’S INVESTMENTS

Investment Objective and Policies

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information – Fund Investment Objective, Policies and Risks,” which is incorporated by reference herein, for a discussion of the Fund’s investment objective and policies. The Fund’s investment objective is non-fundamental and may be changed by the Board without shareholder approval.

Portfolio Contents and Techniques

Under normal circumstances, the Fund’s portfolio is expected to be comprised principally of the following types of investments:

Senior Loans.

Senior loans (“Senior Loans”) generally hold the most senior position in the capital structure of a borrower, are typically secured with specific collateral and have a claim on the assets and/or stock of the borrower that is senior to that held by unsecured creditors, subordinated debt holders and holders of equity of the borrower. The majority of loans the Fund may invest in are rated below investment grade. Typically, in order to borrow money pursuant to a Senior Loan, a borrower will, for the term of the Senior Loan, pledge collateral (subject to typical exceptions), including but not limited to (i) working capital assets, such as accounts receivable and inventory; (ii) tangible fixed assets, such as real property, buildings and equipment; (iii) intangible assets, such as trademarks and patent rights; and (iv) security interests in shares of stock of subsidiaries or affiliates. In many instances, a Senior Loan may be secured only by shares in the borrower or its subsidiaries. Collateral may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets would satisfy fully a borrower’s obligations under a Senior Loan.

Senior Loans typically have rates of interest that are determined daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium or credit spread. As a result, as short-term interest rates increase, interest payable to the Fund from its investments in Senior Loans should increase, and as short-term interest rates decrease, interest payable to the Fund from its investments in Senior Loans should decrease. These base lending rates are primarily the secured overnight funding rate (“SOFR”) or the Euro Interbank Offered Rate (“Euribor”) and secondarily the prime rate offered by one or more major U.S. banks and the certificate of deposit rate or other base lending rates used by commercial lenders.

There may be less readily available information about most Senior Loans and the borrowers thereunder than is the case for many other types of securities, including securities issued in transactions registered under the Securities Act of 1933, as amended (“Securities Act”) or the Securities and Exchange Act of 1934, as amended (the “Exchange Act”), and borrowers subject to the periodic reporting requirements of Section 13 of the Exchange Act.

No active trading market may exist for some Senior Loans, and some loans may be subject to restrictions on resale. Any secondary market for Senior Loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods, which may impair the ability of a seller to realize full value and thus cause a material decline in the net asset value of the common shares. In addition, the Fund may not be able to readily dispose of its Senior Loans at prices that approximate those at which the Fund could sell such loans if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. A limited supply or relative illiquidity of Senior Loans may adversely affect the Fund’s yield.

In the process of buying, selling and holding Senior Loans, the Fund may receive and/or pay certain fees. These fees are in addition to interest payments received and may include facility fees, commitment fees, amendment fees, commissions and prepayment penalty fees. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a Senior Loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a Senior Loan by a borrower. Other fees received by the Fund may include covenant waiver fees, covenant modification fees or other amendment fees.

Direct Assignments.  The Fund generally will seek to purchase Senior Loans on a direct assignment basis. If the Fund purchases a Senior Loan on direct assignment, it typically succeeds to all the rights and obligations under the Loan Agreement of the assigning lender and becomes a lender under the Loan Agreement with the same rights and obligations as the assigning lender.

Loan Participations.  To a lesser extent than direct assignments, the Fund may transact in participations in Senior Loans. The participation by the Fund in a lender’s portion of a Senior Loan typically will result in the Fund’s having a contractual relationship only with such lender, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by such lender of payments from the borrower. Such indebtedness may be secured or unsecured. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the Loan Agreement, nor any rights with respect to any funds acquired by other investors through set-off against the borrower and the Fund may not directly benefit from the collateral supporting the Senior Loan in which it has purchased the participation. In the event of the insolvency of the entity selling a participation, the Fund may be treated as a general creditor of such entity.

Corporate Bonds.

The Fund may invest in corporate bonds that are fixed income securities typically issued by non-investment-grade borrowers, usually at a yield premium to the yield for investment-grade bonds (“Corporate Bonds”). Corporate Bonds generally provide for cash interest payments, but may include deferred, zero coupon, or payment-in-kind terms. These investments may be acquired during the primary offering process and may also be purchased in the secondary market as either private securities or publicly registered securities, and typically have multiple institutional holders.

Holders of high-yield bonds, as creditors, have a prior legal claim over common and preferred shareholders as to both income and assets of the issuer for the principal and interest due them and may have a prior claim over other creditors but are generally subordinate to any senior secured lenders in the issuer’s capital structure.

In most cases Corporate Bonds restrict the borrower’s ability to incur additional debt and may restrict payments to equity shareholders based upon financial ratios associated with general credit quality. In addition, Corporate Bonds often limit the borrower’s ability to repay or amortize its high-yield bonds, particularly during the initial portion of their contractual tenor. As such, these securities can provide the opportunity for capital appreciation or yield enhancement, especially when the borrower’s financial performance is consistent with or superior to expectations, when conditions are favorable in the borrower’s industry, or when the general economic environment is positive.

Secured bonds and notes. These bonds and notes generally constitute the senior-most layer of a borrower’s capital structure and benefit from a lien on the borrower’s assets as well as senior ranking in repayment priority. Owing to their claim position and collateral support, secured bonds and secured notes tend to experience superior recoveries in a bankruptcy as compared to unsecured debt due to the collateral securing these instruments. Such bonds and notes may rank pari passu in many respects with secured loans.

Unsecured bonds. Dependent upon their terms, these bonds can enjoy a senior ranking or subordinated ranking in repayment priority, but do not benefit from a lien on a borrower’s assets. Unsecured bonds typically form a layer between a borrower’s credit facility and its equity. Yields tend to reflect a premium in respect of a bond’s position within a borrower’s capital structure.

Alternative Credit Instruments.

These instruments typically include trust certificates, collateralized debt obligations, collateralized loan obligations (“CLOs”), asset-backed securities, credit-linked notes or other structured finance securities. These securities are generally backed by pools of financials and other assets and tranched into different asset classes. The structure of these securities may consist of debt rated from AAA to B and equity. These securities typically make interest and principal payments in order of seniority.

CLO Securities. A CLO generally holds a portfolio consisting principally of loan obligations. CLOs are created, in part, to reapportion the risk and return characteristics of a portfolio of underlying assets. The CLO securitizes payment claims arising out of its portfolio of underlying assets and issues securities with payment characteristics linked to the underlying assets. The redemption of the securities issued by the CLO typically occurs from the cash flow generated by the portfolio of underlying assets. The vast majority of CLOs are actively managed by an investment manager that is independent of the CLO and the holders of its securities.

The Fund expects to invest in securities issued by CLOs (“CLO Securities”) that principally hold Senior Loans, diversified by industry and borrower. It is also possible that the underlying obligations of CLOs in which the Fund invests will include (i) subordinated loans, (ii) debt tranches of other CLOs, and (iii) equity securities incidental to investments in Senior Loans. The cash flows on the underlying obligations will primarily determine the payments to holders of CLO Securities. CLO Securities may have floating interest rates, fixed interest rates or, in the case of subordinated CLO Securities, no set interest rate (but rather participate in residual cash flows of the relevant CLO). CLOs issue securities in tranches with different payment characteristics and different credit ratings. These tranches are generally categorized as senior, mezzanine, or subordinated/equity, according to their degree of risk. The key feature of the CLO structure is the prioritization of the cash flows from a pool of securities among the several tranches of the CLO. As interest payments are received, the CLO makes contractual interest payments to each tranche of debt based on its seniority. If there are funds remaining after each tranche of debt receives its contractual interest rate and the CLO meets or exceeds required collateral coverage levels (or other similar covenants), the remaining funds may be paid to the subordinated (or residual) tranche (often referred to as the “equity” tranche). The contractual provisions setting out this order of payments are set out in detail in the relevant CLO’s indenture. These provisions are referred to as the “priority of payments” or the “waterfall” and determine the terms of payment of any other obligations that may be required to be paid ahead of payments of interest and principal on the securities issued by a CLO. In addition, for payments to be made to each tranche, after the most senior tranche of debt, there are various tests that must be complied with, which are different for each CLO.

The tranches of CLO Securities senior to the subordinated (or residual) tranche (called the “rated tranches”) are generally assigned credit ratings by one or more nationally recognized statistical rating organizations (whether or not such tranches are issued as part of a component of a composite instrument with one or more other instruments). The “equity” tranche does not receive ratings. The transaction documents relating to the issuance of CLO Securities impose eligibility criteria on the assets of the CLO, restrict the ability of the CLO’s investment manager to trade investments and impose certain portfolio-wide asset quality requirements.

CLO Securities are generally limited recourse obligations of the CLO payable solely from the underlying assets of the CLO or the proceeds thereof. Consequently, holders of CLO Securities must rely solely on distributions on the underlying assets or proceeds thereof for payment in respect thereof. The cash flows generated by the underlying obligations held in a CLO’s portfolio will generally determine the interest payments on CLO Securities. Payments to holders of tranched CLO Securities are made in sequential order of priority.

Asset-Backed Securities. Asset-backed securities are debt instruments that are backed by a pool of financial assets, generally consisting of certain kinds of receivables or loans, including, for example, commercial loans. Such assets are generally securitized through the use of trusts and special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Fund’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time. To the extent that the Fund invests in asset-backed securities, the values of the Fund’s portfolio securities will vary with changes in market interest rates generally and the differentials in yields among various kinds of asset-backed securities. Asset-backed securities also carry credit or default risks. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on these securities.

Subordinated Loans.

The Fund may invest in subordinated loans. Because subordinated loans are subordinated and thus lower in priority of payment and/or in priority of lien to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Subordinated loans generally have greater price volatility than Senior Loans and may be less liquid.

Special Situations and Stressed and Distressed Investments.

The Fund may invest in debt securities, preferred or common shares, or other instruments, of companies that are facing liquidity constraints or are undergoing, or that have recently completed, bankruptcies, reorganizations, insolvencies, liquidations or other fundamental changes or similar proceedings. These instruments may be the subject of bankruptcy proceedings or otherwise in default or at risk of being in default as to the repayment of principal and/or interest at the time of acquisition by the Fund. The repayment of defaulted obligations is subject to significant uncertainties. Defaulted obligations might be repaid only after lengthy bankruptcy or other reorganization proceedings, during which the issuer might not make any interest or other payments.

In any investment opportunity involving any such type of special situation, there also exists the risk that a contemplated transaction either will be unsuccessful, will take considerable time or will result in a distribution of cash or new securities, the value of which will be less than the purchase price to the Fund of the securities or other financial instruments in respect of which such distribution is received. Similarly, if an anticipated transaction does not in fact occur, the Fund may be required to sell its investment at a loss. The consummation of such transactions can be prevented or delayed by a variety of factors, including but not limited to (i) market conditions resulting in material changes in securities prices; (ii) compliance with any applicable bankruptcy, insolvency or securities laws; and (iii) other factors resulting in the inability to obtain adequate financing. Because there is substantial uncertainty concerning the outcome of transactions involving financially troubled companies in which the Fund intends to invest, there is a potential risk of loss by the Fund of its entire investment in such companies. Distressed instruments may be highly illiquid and the prices at which they may be sold may represent a substantial discount to what the Adviser believes to be their ultimate value.

Equity Securities.

From time to time, the Fund may invest in or hold common shares and other equity securities incident to the purchase or ownership of a Senior Loan, Corporate Bond or other instrument or in connection with a reorganization of a borrower. Investments in equity securities incidental to investment in Senior Loans entail certain risks in addition to those associated with investments in Senior Loans. Common shares represent an equity ownership interest in a company. Historical trends would indicate that common shares are subject to higher levels of volatility and market and issuer-specific risk than debt securities. The value of equity securities may be affected more rapidly, and to a greater extent, by company-specific developments and general market conditions. These risks may increase fluctuations in the net asset value of the common shares. In addition, the Fund frequently may possess material non-public information about a borrower. Because of prohibitions on trading in securities while in possession of material non-public information, the Fund might be unable to enter into a transaction in a security of the borrower when it would otherwise be advantageous to do so. The equity interests held by the Fund, if any, may not pay dividends or otherwise generate income or appreciate in value and, in fact, may decline in value. Accordingly, the Fund may not be able to realize gains from its equity investments, and any gains that the Fund does realize may not be sufficient to contribute materially to the Fund’s investment objective of seeking current income. Equity securities held by the Fund may be illiquid.

Short Sales.

The Fund may, from time to time, engage in short sales. A short sale is a transaction in which the Fund sells an instrument that it does not own in anticipation that the market price will decline. To deliver the securities to the buyer, the Fund arranges through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement. When selling short, the Fund intends to replace the securities at a lower price and therefore profit from the difference between the cost to replace the securities and the proceeds received from the sale of the securities. When the Fund makes a short sale, the proceeds it receives from the sale will be held on behalf of a broker until the Fund replaces the borrowed securities. The Fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced. The Fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash and/or liquid securities. Short sales involve certain risks and special considerations. If the Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities with securities with a greater value than the amount received from the sale. As a result, losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be theoretically unlimited, whereas losses from purchases can equal only the total amount invested.

Warrants.

Warrants give holders the right, but not the obligation, to buy common shares of an issuer at a given price, usually higher than the market price at the time of issuance, during a specified period. The risk of investing in a warrant is that the warrant may expire prior to the market value of the common shares exceeding the price fixed by the warrant. Warrants have a subordinate claim on a borrower’s assets compared with Senior Loans. As a result, the values of warrants generally are dependent on the financial condition of the borrower and less dependent on fluctuations in interest rates than are the values of many debt securities. The values of warrants may be more volatile than those of Senior Loans or Corporate Bonds and this may increase the volatility of the net asset value of the common shares.

Non-U.S. Securities.

The Fund may invest a portion of its capital in non-U.S. securities. Some non-U.S. securities may be less liquid and more volatile than securities of comparable U.S. issuers. Similarly, there is less volume and liquidity in most foreign financial markets than in the U.S. and, at times, greater price volatility than in the U.S.

Because evidences of ownership of such securities usually are held outside the U.S., the Fund will be subject to additional risks, including possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions that might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Because non-U.S. securities may trade on days when the common shares are not traded on the NYSE, the market value or net asset value of the common shares can change at times when the common shares cannot be sold.

Foreign Currency Transactions.

The Fund may engage in foreign currency exchange transactions in connection with its investments in foreign securities. The Fund is not required to hedge its currency exposure, if any, and may choose not to do so. The Fund generally will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through forward contracts to purchase or sell foreign currencies, including the payment of dividends and the settlement of securities transactions that otherwise might require untimely dispositions of Fund securities.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price and for an amount set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has a deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. At the consummation of a forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase, at the same maturity date, the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will incur a gain or loss to the extent that there is a difference between the forward contract price and the offsetting forward contract price.

It should be noted that this method of protecting the value of the Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. Rather, it simply establishes a rate of exchange that can be achieved at some future point in time. Additionally, although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain should the value of the currency increase.

Derivatives.

The Fund may use derivatives. Derivatives are financial instruments the value of which is derived from another security, a commodity (such as gold or oil), a currency or an index (a measure of value or rates, such as the S&P 500 Index or the prime lending rate). Derivatives may allow the Fund to increase or decrease the level of risk to which the Fund is exposed more quickly and efficiently than transactions in other types of instruments. Pursuant to Rule 18f-4 under the Investment Company Act, among other things, the Fund must either limit its derivatives exposure to no more than 10% of its net assets (the “Limited Derivatives User Exception”) or comply with an outer limit based on value-at-risk as specified in the rule. The Fund is currently relying on the Limited Derivatives User Exception. The Fund may or may not use derivatives for hedging purposes, as a form of leverage or to seek to enhance returns, including speculation on changes in credit spreads, interest rates or other characteristics of the market, individual securities or groups of securities. If the Fund invests in a derivative for speculative purposes, which it initially does not intend to do, the Fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The use of derivatives may involve substantial leverage.

Swap Agreements. The Fund may enter into swap agreements, including interest rate and index swap agreements, for hedging purposes, as a form of leverage or to seek to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). The “notional amount” of the swap agreement is only a basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The Fund’s obligations (or rights) under a swap agreement generally will be equal only to the “net amount” to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement.

The Fund may enter into credit default swap agreements and similar agreements, and may also buy credit-linked securities. Among other purposes, credit default swaps provide investment exposure to changes in credit spreads and relative interest rates. The credit default swap agreement or similar instrument may have as reference obligations one or more securities that are not currently held by the Fund (including a “basket” of securities representing an index). The protection “buyer” in a credit default contract may be obligated to pay the protection “seller” an upfront payment or a periodic stream of payments over the term of the contract provided generally that no credit event on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, if the swap is physically settled.  If the swap is cash settled, an auction process is used to determine the “recovery value” of the contract, and the seller may be required to deliver the related net cash amount.  The Fund may be either the buyer or seller in the transaction.  If the Fund is a buyer and no credit event occurs, the Fund recovers nothing if the swap is held through its termination date.  However, if a credit event occurs and the credit default contract is required to physically settle, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.  If the credit default contract is required to cash settle, the Fund may elect to receive a cash amount equal to the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process.  As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap, which typically is between six months and three years, provided that there is no credit event. If a credit event occurs and the credit default contract is required to physically settle, generally the seller must pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value.  If the credit default contract is required to cash settle, the Fund will be generally obligated to pay the buyer the “par value” (full notional value) of the swap contract minus the “recovery value” as determined by the auction process.

The Fund may enter into total return swaps. Total return swaps are used as substitutes for owning a particular physical security, or the securities comprising a given market index, or to obtain exposure in markets where no physical securities are available such as an interest rate index. Total return refers to the payment (or receipt) of the total return on the security, index or other instrument underlying the swap, which is then exchanged for the receipt (or payment) of a floating interest rate. Total return swaps provide the Fund with the additional flexibility of gaining exposure to a particular security or index by using the most cost-effective vehicle available. Total return swaps provide the Fund with the opportunity to actively manage the cash maintained by the Fund as a result of not having to purchase the actual securities or other instruments underlying the swap. Similar to interest rate swaps, the cash backing total return swaps is actively managed to seek to earn a return in excess of the floating rate paid on the swap.

Swaptions.  The Fund, to the extent permitted under applicable law, may enter into “swaptions,” which are options on swap agreements on either an asset-based or liability-based basis. A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. The Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, the Fund generally will incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. When the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Credit-Linked Securities.  Among the income-producing securities in which the Fund may invest are credit-linked securities, which are issued by a limited purpose trust or other vehicle that, in turn, invests in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income-producing securities are not available.

Indexed and Inverse Floating Rate Securities. The Fund may invest in securities that provide a potential return based on a particular index of value or interest rates. To the extent the Fund invests in these types of securities, the Fund’s return on such securities will be subject to risk with respect to the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices. The Fund may invest in so-called “inverse floating obligations” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease.

Repurchase Agreements and Reverse Repurchase Agreements.

Subject to its investment objective and policies, the Fund may invest in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities or other obligations from a bank or securities dealer (or its affiliate) and simultaneously commits to resell them to the counterparty at an agreed upon date or upon demand and at a price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased obligations. The Fund maintains custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “triparty” custodian or sub-custodian that maintains separate accounts for both the Fund and its counterparty. The obligation of the counterparty to pay the repurchase price on the date agreed to or upon demand is, in effect, secured by such obligations.

Reverse repurchase agreements involve the sale of securities held by the Fund subject to the Fund’s agreement to repurchase the securities at an agreed upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are a form of effective leverage and may be subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates.

Risk Factors [Table Text Block]

RISKS

Please refer to the section of the Fund’s most recent annual report on Form N-CSR entitled “Additional Information – Fund Investment Objective, Policies and Risks,” which is incorporated by reference herein, for a discussion of the general risks of investing in the Fund.

Effects of Leverage [Text Block]

Effects of Leverage

As of December 31, 2023, we had outstanding borrowings of approximately $163 million. In order for us to cover our annual interest payments on our outstanding indebtedness at December 31, 2023, we must achieve annual returns on our December 31, 2023 total assets of at least 1.29%. The weighted average stated interest rate charged on our principal amount of outstanding indebtedness as of December 31, 2023 was 4.1%.

The following table illustrates the effect on return to a common shareholder of the leverage created by our use of borrowing at the weighted average stated interest rate of 4.1% as of December 31, 2023, together with (a) our total value of net assets as of December 31, 2023; (b) approximately $163 million in aggregate principal amount of indebtedness outstanding as of December 31, 2023; and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%. These numbers are merely estimates used for illustration. Actual leverage expenses vary frequently and may be significantly higher or lower than the rate estimated above.

Assumed Return on Portfolio (net of expenses)(1)	(10.00)%	(5.00)%	0%	5.00%	10.00%
Corresponding Return to Common Shareholder(2)	(17.83)%	(9.93)%	(2.04)%	5.86%	13.76%

(1)	The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2023. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2023.

(2)	In order to compute the "Corresponding Return to Common Shareholder," the "Assumed Return on Portfolio" is multiplied by the total value of our assets at December 31, 2023 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 4.1% by the approximately $163 million of principal debt outstanding) is subtracted to determine the return available to common shareholders. The return available to common shareholders is then divided by the total value of our net assets as of December 31, 2023 to determine the "Corresponding Return to Common Shareholder."

Annual Interest Rate [Percent]					4.10%
Effects of Leverage [Table Text Block]
Assumed Return on Portfolio (net of expenses)(1)	(10.00)%	(5.00)%	0%	5.00%	10.00%
Corresponding Return to Common Shareholder(2)	(17.83)%	(9.93)%	(2.04)%	5.86%	13.76%

(1)	The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2023. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2023.

(2)	In order to compute the "Corresponding Return to Common Shareholder," the "Assumed Return on Portfolio" is multiplied by the total value of our assets at December 31, 2023 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 4.1% by the approximately $163 million of principal debt outstanding) is subtracted to determine the return available to common shareholders. The return available to common shareholders is then divided by the total value of our net assets as of December 31, 2023 to determine the "Corresponding Return to Common Shareholder."

Return at Minus Ten [Percent]	[7],[8]	(17.83%)
Return at Minus Five [Percent]	[7],[8]	(9.93%)
Return at Zero [Percent]	[7],[8]	(2.04%)
Return at Plus Five [Percent]	[7],[8]	5.86%
Return at Plus Ten [Percent]	[7],[8]	13.76%
Effects of Leverage, Purpose [Text Block]

The following table illustrates the effect on return to a common shareholder of the leverage created by our use of borrowing at the weighted average stated interest rate of 4.1% as of December 31, 2023, together with (a) our total value of net assets as of December 31, 2023; (b) approximately $163 million in aggregate principal amount of indebtedness outstanding as of December 31, 2023; and (c) hypothetical annual returns on our portfolio of minus 10% to plus 10%. These numbers are merely estimates used for illustration. Actual leverage expenses vary frequently and may be significantly higher or lower than the rate estimated above.

Share Price [Table Text Block]
During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading
	High	Low	High	Low	High	Low	Volume
March 31, 2024	$14.29	$13.41	$14.69	$14.56	(2.72)%	(7.90)%	6,951,700
December 31, 2023	$13.75	$11.93	$14.51	$13.77	(5.24)%	(13.43)%	6,020,500
September 30, 2023	$12.90	$12.10	$14.21	$13.78	(8.19)%	(12.19)%	5,500,400
June 30, 2023	$12.33	$11.68	$13.87	$13.58	(10.65)%	(13.99)%	5,473,900
March 31, 2023	$12.77	$11.42	$14.11	$13.39	(9.22)%	(14.78)%	7,627,900
December 31, 2022	$12.09	$11.27	$13.66	$13.17	(9.90)%	(14.69)%	5,699,200
September 30, 2022	$13.45	$11.75	$14.69	$13.34	(8.44)%	(12.26)%	4,773,900
June 30, 2022	$14.67	$11.89	$15.95	$13.75	(8.03)%	(12.44)%	5,461,400
March 31, 2022	$16.29	$13.76	$16.69	$15.66	(2.22)%	(12.19)%	6,201,000

Lowest Price or Bid				$ 13.41	$ 11.93	$ 12.1	$ 11.68	$ 11.42	$ 11.27	$ 11.75	$ 11.89	$ 13.76
Highest Price or Bid				14.29	13.75	12.9	12.33	12.77	12.09	13.45	14.67	16.29
Lowest Price or Bid, NAV				14.56	13.77	13.78	13.58	13.39	13.17	13.34	13.75	15.66
Highest Price or Bid, NAV				$ 14.69	$ 14.51	$ 14.21	$ 13.87	$ 14.11	$ 13.66	$ 14.69	$ 15.95	$ 16.69
Highest Price or Bid, Premium (Discount) to NAV [Percent]				(2.72%)	(5.24%)	(8.19%)	(10.65%)	(9.22%)	(9.90%)	(8.44%)	(8.03%)	(2.22%)
Lowest Price or Bid, Premium (Discount) to NAV [Percent]				(7.90%)	(13.43%)	(12.19%)	(13.99%)	(14.78%)	(14.69%)	(12.26%)	(12.44%)	(12.19%)
Share Price			$ 15.09
NAV Per Share			$ 14.65
Latest Premium (Discount) to NAV [Percent]			3.00%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF SHARES

Common Shares

Shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders upon liquidation of the Fund. Shareholders are entitled to one vote for each share held. Shareholders do not have preemptive, conversion or subscription rights and the Fund’s common shares are not redeemable. Common shares, when issued and outstanding, will be fully paid and non-assessable.

The Fund intends to hold annual meetings of shareholders so long as the common shares are listed on a national securities exchange and such meetings are required as a condition to such listing. The Fund will send unaudited reports at least semi-annually and audited annual financial statements to all of its shareholders.

Unlike open-end funds, closed-end funds like the Fund do not continuously offer shares and do not provide daily redemptions. Rather, if a shareholder determines to buy additional common shares or sell shares already held, the shareholder may do so by trading through a broker on the NYSE or otherwise. Shares of closed-end investment companies frequently trade on an exchange at prices lower than NAV. Shares of closed-end investment companies like the Fund have during some periods traded at prices higher than NAV and during other periods have traded at prices lower than NAV. Because the market value of the common shares may be influenced by such direct and indirect factors as dividend levels (which are in turn affected by expenses), call protection on its portfolio securities, dividend stability, portfolio credit quality, the Fund’s NAV, relative demand for and supply of such shares in the market, general market and economic conditions and other factors beyond the control of the Fund, the Fund cannot assure you that its common shares will trade at a price equal to or higher than NAV in the future. The common shares are designed primarily for long-term investors and you should not purchase the common shares if you intend to sell them soon after purchase. See “Repurchase of Common Shares” below and “Repurchase of Common Shares” in the SAI.

The Fund’s outstanding common shares are, and when issued, the common shares offered by this Prospectus will be, publicly held and listed and traded on the NYSE under the symbol “ARDC.” The Fund determines its NAV on a daily basis. The following table sets forth, for the quarters indicated, the highest and lowest daily closing prices on the NYSE per common share, and the NAV per common share and the premium to or discount from NAV, on the date of each of the high and low market prices. The table also sets forth the number of common shares traded on the NYSE during the respective quarters.

During Quarter Ended	NYSE Market Price Per Common Share		NAV per Common Share on Date of Market Price		Premium/(Discount) on Date of Market Price		Trading
	High	Low	High	Low	High	Low	Volume
March 31, 2024	$14.29	$13.41	$14.69	$14.56	(2.72)%	(7.90)%	6,951,700
December 31, 2023	$13.75	$11.93	$14.51	$13.77	(5.24)%	(13.43)%	6,020,500
September 30, 2023	$12.90	$12.10	$14.21	$13.78	(8.19)%	(12.19)%	5,500,400
June 30, 2023	$12.33	$11.68	$13.87	$13.58	(10.65)%	(13.99)%	5,473,900
March 31, 2023	$12.77	$11.42	$14.11	$13.39	(9.22)%	(14.78)%	7,627,900
December 31, 2022	$12.09	$11.27	$13.66	$13.17	(9.90)%	(14.69)%	5,699,200
September 30, 2022	$13.45	$11.75	$14.69	$13.34	(8.44)%	(12.26)%	4,773,900
June 30, 2022	$14.67	$11.89	$15.95	$13.75	(8.03)%	(12.44)%	5,461,400
March 31, 2022	$16.29	$13.76	$16.69	$15.66	(2.22)%	(12.19)%	6,201,000

As of August 6, 2024, the NAV per common share of the Fund was $14.65 and the market price per common share was $15.09, representing a premium to NAV of 3.00%. Common shares of the Fund have historically traded at both a premium and discount to NAV.

As of August 6, 2024, the Fund has 22,915,000 outstanding common shares.

Preferred Shares

The Charter provides that the Board may authorize and issue preferred shares, with rights as determined by the Board, without the approval of the holders of the common shares. Common shareholders have no preemptive right to purchase any preferred shares that might be issued. The Fund has $100 million of preferred shares outstanding. The Fund has authorized and issued 800,000 Series A MRP Shares for gross proceeds of $20 million, 1,200,000 Series B MRP Shares for gross proceeds of $30 million and 2,000,000 Series C MRP Shares for gross proceeds of $50 million. Each of the MRP Shares has a liquidation preference of $25.00 per share. The MRP Shares rank, with respect to the rights to the payment of dividends and the distribution of assets upon the Fund’s dissolution, liquidation or winding up, (i) on a parity with each other and any other class or series of preferred shares and (ii) senior to the common shares. Holders of MRP Shares do not have any preemptive rights, or, unless otherwise determined by the Board, other rights to acquire, purchase or subscribe for any preferred shares, common shares or other securities of the Fund.

Except for matters which do not require the vote of holders of MRP Shares under the Investment Company Act and except as otherwise provided in the Charter and the Bylaws, (i) each holder of MRP Shares is entitled to one vote per share on each matter submitted to a vote of the Fund’s stockholders, and (ii) the holders of MRP Shares, outstanding preferred shares and common shares will vote together as a single class on all matters submitted to the Fund’s stockholders; provided, however, that the holders of MRP Shares and outstanding preferred shares will be entitled, as a class, to the exclusion of the holders of all other classes of stock of the Fund, to elect two directors of the Fund. Holders of preferred shares, voting as a separate class, are also generally entitled to vote on (i) certain amendments to the Charter and the Bylaws, (ii) the Fund’s ability to enter into certain agreements, (iii) the authorization, issuance or reclassification of shares of the Fund’s stock that would rank on a parity with or senior to the preferred shares, (iv) the liquidation or dissolution of the Fund and (v) the Fund’s ability to incur, authorize or guarantee any indebtedness for borrowed money.

Holders of the MRP Shares are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date. We generally may not declare or pay, or set apart for payment, any dividend or other distribution on any shares of our stock ranking junior to the MRP Shares as to dividends or upon liquidation, including our common shares, or on a parity with the MRP Shares or call for redemption, redeem, purchase or otherwise acquire for consideration, unless (i) immediately after such transaction, certain asset coverage would be achieved, (ii) full, cumulative dividends on the preferred shares have been declared and paid and (iii) the Fund has redeemed the full number of MRP Shares required to be redeemed by any provision for mandatory redemption contained in the terms of the MRP Shares.

The aggregate redemption amount of the MRP Shares is $100 million. The redemption dates for the Series A MRP Shares, Series B MRP Shares and Series C MRP Shares are July 15, 2026, September 15, 2026 and September 15, 2028, respectively. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends plus, in some cases, an early redemption premium, which may vary based on the date of redemption.

The Series A MRP Shares and the Series B MRP Shares have a dividend rate of 2.58% per annum, payable quarterly. The Series C MRP Shares have a dividend rate of 3.03% per annum, payable quarterly. The weighted average dividend rate for the preferred shares is 2.81% per annum. The MRP Shares are subject to optional and mandatory redemption in certain circumstances. The MRP Shares will be subject to redemption, at the option of the Fund, in whole or in part, at any time only for the purposes of decreasing leverage of the Fund. The Fund may be obligated to redeem certain of the MRP Shares if the Fund fails to maintain an asset coverage ratio, calculated in accordance with the Investment Company Act, greater than or equal to 225%. The Fund is subject to certain restrictions relating to the preferred shares such as maintaining certain asset coverage ratio requirements. Failure to comply with these restrictions could preclude the Fund from declaring any dividend to common shareholders and could trigger the mandatory redemption of the MRP Shares. All rights and preferences of the holders of the MRP Shares of a particular series will terminate if no MRP Shares of such series are outstanding. Under the Investment Company Act, the Fund is not permitted to issue preferred shares unless immediately after such issuance the value of the Fund’s total assets is at least 200% of the liquidation value of the outstanding preferred shares (i.e., the liquidation value may not exceed 50% of the Fund’s total assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the value of the Fund’s total assets is at least 200% of such liquidation value. Please see “Description of Shares” in the SAI for more information.

Authorized Shares

The following table provides the Fund’s authorized shares and common and preferred shares outstanding as of December 31, 2023.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount held by Fund
Common Shares	996,000,000	—	22,914,939
Preferred Shares	4,000,000	—	4,000,000

Outstanding Securities [Table Text Block]

The following table provides the Fund’s authorized shares and common and preferred shares outstanding as of December 31, 2023.

Title of Class	Amount Authorized	Amount Held by Fund or for its Account	Amount Outstanding Exclusive of Amount held by Fund
Common Shares	996,000,000	—	22,914,939
Preferred Shares	4,000,000	—	4,000,000

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One		2000 Avenue of the Stars
Entity Address, Address Line Two		12th Floor
Entity Address, City or Town		Los Angeles
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		90067
Contact Personnel Name		Ian Fitzgerald
Credit Facility [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

Credit Facility

Under the Investment Company Act, the Fund is permitted to incur indebtedness, including through the issuance of debt securities or borrowings from a bank, if immediately thereafter the Fund has asset coverage of at least 300%. In general, the term “asset coverage” for this purpose means the ratio which the value of the total assets of the Fund, less all liabilities and indebtedness not represented by senior securities, bears to the aggregate amount of senior securities representing indebtedness of the Fund.

The Fund is a party to a senior secured revolving Credit Facility that allows the Fund to borrow up to $212 million at any one time outstanding. The Credit Facility is scheduled to terminate in 2026 unless extended. Under the Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain investments, (c) limitations on certain restricted payments, and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund (subject to certain exceptions) of not less than 2:1.0. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of the date of this Prospectus, the Fund was in compliance in all material respects with the terms of the Credit Facility.

Long Term Debt, Title [Text Block]		Credit Facility
Long Term Debt, Principal		$ 212,000,000
Long Term Debt, Structuring [Text Block]		The Credit Facility is scheduled to terminate in 2026 unless extended. Under the Credit Facility, the Fund is required to comply with various covenants, reporting requirements and other customary requirements for similar revolving credit facilities, including, without limitation, covenants related to: (a) limitations on the incurrence of additional indebtedness, including additional mandatory redeemable preferred shares, and liens, (b) limitations on certain investments, (c) limitations on certain restricted payments, and (d) maintaining a ratio of total assets (less total liabilities other than senior securities representing indebtedness) to senior securities representing indebtedness plus the involuntary liquidation preference of the mandatory redeemable preferred shares of the Fund (subject to certain exceptions) of not less than 2:1.0. These covenants are subject to important limitations and exceptions that are described in the documents governing the Credit Facility. As of the date of this Prospectus, the Fund was in compliance in all material respects with the terms of the Credit Facility.
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Shares
Security Dividends [Text Block]		Holders of the MRP Shares are entitled to receive quarterly cumulative cash dividend payments on the first business day following each quarterly dividend date.
Security Voting Rights [Text Block]		Holders of preferred shares, voting as a separate class, are also generally entitled to vote on (i) certain amendments to the Charter and the Bylaws, (ii) the Fund’s ability to enter into certain agreements, (iii) the authorization, issuance or reclassification of shares of the Fund’s stock that would rank on a parity with or senior to the preferred shares, (iv) the liquidation or dissolution of the Fund and (v) the Fund’s ability to incur, authorize or guarantee any indebtedness for borrowed money.
Security Liquidation Rights [Text Block]		Each of the MRP Shares has a liquidation preference of $25.00 per share. The MRP Shares rank, with respect to the rights to the payment of dividends and the distribution of assets upon the Fund’s dissolution, liquidation or winding up, (i) on a parity with each other and any other class or series of preferred shares and (ii) senior to the common shares.
Security Preemptive and Other Rights [Text Block]		Holders of MRP Shares do not have any preemptive rights, or, unless otherwise determined by the Board, other rights to acquire, purchase or subscribe for any preferred shares, common shares or other securities of the Fund.
Outstanding Security, Title [Text Block]					Preferred Shares
Outstanding Security, Authorized [Shares]					4,000,000
Outstanding Security, Held [Shares]					0
Outstanding Security, Not Held [Shares]					4,000,000
Common Stocks [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Shares
Security Voting Rights [Text Block]		Shareholders are entitled to one vote for each share held.
Security Preemptive and Other Rights [Text Block]		Shareholders do not have preemptive, conversion or subscription rights and the Fund’s common shares are not redeemable. Common shares, when issued and outstanding, will be fully paid and non-assessable.
Outstanding Security, Title [Text Block]					Common Shares
Outstanding Security, Authorized [Shares]					996,000,000
Outstanding Security, Held [Shares]					0
Outstanding Security, Not Held [Shares]					22,914,939

[1]	In the event that the securities to which this prospectus relates are sold to or through underwriters, a corresponding prospectus supplement will disclose the applicable sales load (underwriting discount or commission). Purchases of common shares on the secondary market are not subject to sales charges but may be subject to brokerage commissions or other charges. The table does not include any sales load that shareholders may have paid in connection with their purchase of common shares.
[2]	The plan administrator's service fee, if any, and expenses for administering the plan will be paid for by the Fund. There will be no brokerage charges to shareholders with respect to common shares issued directly by the Fund as a result of dividends or distributions payable either in common shares or in cash. However, each participant will pay a pro-rata share of brokerage commissions incurred with respect to the plan administrator's open-market purchases in connection with the reinvestment of dividends and distributions.
[3]	The related prospectus supplement will disclose the estimated amount of offering expenses, the offering price and the offering expenses borne by the Fund as a percentage of the offering price.
[4]	The Fund currently pays the Adviser a management fee at an annual rate of 1.00% of the average daily value of the Fund's Managed Assets. Common shareholders bear the expenses of the Fund’s use of leverage in the form of higher fees as a percentage of the Fund’s net assets attributable to common shares than if the Fund did not use leverage. The advisory fee shown in the table assumes an amount of leverage of 36% of the Fund’s Managed Assets. Based on the same assumptions, leverage would equal 55% of the Fund’s net assets.
[5]	“Interest payments on borrowed funds” represents our actual interest and credit facility expenses incurred for fiscal year ended 2023. We had outstanding borrowings of approximately $163 million (with a carrying value of approximately $163 million) as of December 31, 2023. This item is based on the assumption that the Fund’s borrowings and interest costs after an offering will remain similar (at leverage of 36% of the Fund’s Managed Assets and 55% of the Fund’s net assets) to those prior to such offering. The amount of leverage that the Fund may employ at any particular time will depend on, among other things, the Adviser’s and the Board’s assessment of market and other factors at the time of any proposed borrowing. See “Credit Facility.”
[6]	“Other Expenses” includes our overhead expenses, including payments based on our allocable portion of overhead and other expenses incurred by Ares Operations LLC in performing its obligations under the administration agreement with us, and income taxes. “Other Expenses” are based on estimated amounts for the current fiscal year.
[7]	In order to compute the "Corresponding Return to Common Shareholder," the "Assumed Return on Portfolio" is multiplied by the total value of our assets at December 31, 2023 to obtain an assumed return to us. From this amount, the interest expense (calculated by multiplying the weighted average stated interest rate of 4.1% by the approximately $163 million of principal debt outstanding) is subtracted to determine the return available to common shareholders. The return available to common shareholders is then divided by the total value of our net assets as of December 31, 2023 to determine the "Corresponding Return to Common Shareholder."
[8]	The assumed portfolio return is required by SEC regulations and is not a prediction of, and does not represent, our projected or actual performance. Actual returns may be greater or less than those appearing in the table. Pursuant to SEC regulations, this table is calculated as of December 31, 2023. As a result, it has not been updated to take into account any changes in assets or leverage since December 31, 2023.